Note 7 - Inventory	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
Note
7
– Inventory

At
January
31,
2017
and
January
31,
2016,
inventory is entirely comprised of finished goods inventory. Finished goods inventory consists of hardware and related parts for mobile asset units held for sale. For the years ended
January
31,
2017,
2016
and
2015,
a provision for excess or obsolete inventories has been recorded in cost of revenues of nil
,
$0.1
million and
$0.3
million, respectively.